FINANCIAL INSTRUMENTS (Details) - Cash Flow Hedging $ in Millions	Dec. 28, 2019 USD ($)
Commodity contracts
Financial Instruments
Notional amount	$ 3.2
Foreign exchange contracts
Financial Instruments
Notional amount	$ 1,190.0